Long-Term Borrowings - Summary of Long-Term Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of long-term borrowings [Line Items]
Borrowings	€ 9,307	€ 12,061	[1]	€ 13,635
Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	1,257	1,292
Aegon N.V [member] | Not later than 1 year [member]
Disclosure of long-term borrowings [Line Items]
Borrowings		78
Aegon N.V [member] | 1-5 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	497	496
Aegon N.V [member] | Over 10 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	€ 760	€ 717

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.